TAXATION - Deferred income taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred income taxes
Deferred income tax asset	$ 15,737	$ 10,051
Deferred income tax liability	(142,750)	(62,086)
Net deferred income tax liability	(127,013)	(52,035)
Deductible temporary differences for which no deferred income tax assets have been recognized	51,980	42,546
Tax losses expiring in periods from 2030 to 2040	317,329	291,312
Investment tax credits	8,979	8,965
Tax loss carry forwards
Deferred income taxes
Net deferred income tax liability	85,679	78,654
Investment tax credits
Deferred income taxes
Net deferred income tax liability	6,555	6,545
Other
Deferred income taxes
Net deferred income tax liability	3,942	6,569
Deductible temporary differences for which no deferred income tax assets have been recognized	68	68
Financing costs
Deferred income taxes
Net deferred income tax liability	1,111	2,431
Inventories
Deferred income taxes
Net deferred income tax liability	(430)	(675)
Long term debt
Deferred income taxes
Net deferred income tax liability	(3,531)	(6,061)
Provincial mining tax attributes
Deferred income taxes
Net deferred income tax liability	(21,892)	(15,107)
Deductible temporary differences for which no deferred income tax assets have been recognized	25,956	21,239
Mineral interests
Deferred income taxes
Net deferred income tax liability	(198,447)	(124,391)
Decommissioning and restoration provision
Deferred income taxes
Deductible temporary differences for which no deferred income tax assets have been recognized	$ 25,956	$ 21,239